OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2020
OTHER CURRENT ASSETS
Schedule of other current assets

Other current assets consisted of the following:

	As of	As of
	September 30, 2020	September 30, 2019
Deferred offering costs	$384,847	$351,922
Security deposits	150,093	402,057
Other receivables	12,503	59,953
Total other current assets	$547,443	$813,932